Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating expenses
Consulting fees	$ 77	$ 18,942
Consulting fees – related parties	31,200	31,200
Stock based compensation	196,650	167,400
General and administrative	302,823	187,685
Total operating expenses	530,750	405,227
Loss from operations	(530,750)	(405,227)
Other (expense) income
Interest expense	(794,680)	(701,888)
Interest expense – related parties	(105,451)	(113,213)
Interest income	2,059	2,045
Foreign exchange (loss) gain	128,710	(24,494)
Other expense, net	(769,362)	(837,550)
Net loss	$ (1,300,112)	$ (1,242,777)
Net Loss Per Share:
Basic and diluted (in dollars per share)	$ (0.05)	$ (0.05)
Weighted Average Number of Shares Outstanding
Basic and diluted (in shares)	26,976,110	25,495,863